LVIP Global Income Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.87%
•Fannie Mae Connecticut Avenue Securities
4.46% (LIBOR01M + 4.35%) 5/25/29	237,141	$ 246,602
Series 2013-C01 M2 5.36% (LIBOR01M + 5.25%) 10/25/23	266,838	274,767
Series 2014-C02 1M2 2.71% (LIBOR01M + 2.60%) 5/25/24	328,155	322,384
Series 2014-C03 1M2 3.11% (LIBOR01M + 3.00%) 7/25/24	358,299	353,223
Series 2014-C03 2M2 3.01% (LIBOR01M + 2.90%) 7/25/24	151,115	152,721
Series 2014-C04 1M2 5.01% (LIBOR01M + 4.90%) 11/25/24	192,597	198,008
Series 2014-C04 2M2 5.11% (LIBOR01M + 5.00%) 11/25/24	133,763	136,559
Series 2015-C01 1M2 4.41% (LIBOR01M + 4.30%) 2/25/25	164,287	166,711
Series 2015-C01 2M2 4.66% (LIBOR01M + 4.55%) 2/25/25	65,863	66,297
Series 2015-C02 1M2 4.11% (LIBOR01M + 4.00%) 5/25/25	278,465	281,513
Series 2015-C02 2M2 4.11% (LIBOR01M + 4.00%) 5/25/25	84,558	85,397
Series 2015-C03 1M2 5.11% (LIBOR01M + 5.00%) 7/25/25	92,368	94,697
Series 2015-C03 2M2 5.11% (LIBOR01M + 5.00%) 7/25/25	118,968	120,392
Series 2016-C01 2M2 7.06% (LIBOR01M + 6.95%) 8/25/28	185,093	197,242
Series 2016-C04 1M2 4.36% (LIBOR01M + 4.25%) 1/25/29	136,480	141,954
Series 2016-C05 2M2 4.56% (LIBOR01M + 4.45%) 1/25/29	151,330	157,750
Series 2016-C06 1M2 4.36% (LIBOR01M + 4.25%) 4/25/29	103,140	107,166
Series 2017-C05 1M2 2.31% (LIBOR01M + 2.20%) 1/25/30	361,054	364,250
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN2 M3 3.71% (LIBOR01M + 3.60%) 4/25/24	181,126	$ 180,266
Series 2014-DN3 M3 4.11% (LIBOR01M + 4.00%) 8/25/24	85,816	87,308
Series 2014-HQ1 M3 4.21% (LIBOR01M + 4.10%) 8/25/24	133,853	135,249
Series 2014-HQ2 M3 3.86% (LIBOR01M + 3.75%) 9/25/24	589,209	605,547
Series 2015-DN1 M3 4.26% (LIBOR01M + 4.15%) 1/25/25	52,128	52,255
Series 2015-DNA1 M3 3.41% (LIBOR01M + 3.30%) 10/25/27	174,725	177,989
Series 2015-DNA2 M3 4.01% (LIBOR01M + 3.90%) 12/25/27	427,967	434,703
Series 2015-HQ2 M3 3.36% (LIBOR01M + 3.25%) 5/25/25	191,051	194,098
Series 2015-HQA1 M3 4.81% (LIBOR01M + 4.70%) 3/25/28	180,848	187,994
Series 2016-DNA1 M3 5.66% (LIBOR01M + 5.55%) 7/25/28	393,487	413,025
Series 2016-DNA2 M3 4.76% (LIBOR01M + 4.65%) 10/25/28	351,983	367,543
Series 2016-HQA2 M3 5.26% (LIBOR01M + 5.15%) 11/25/28	212,876	221,905
Series 2017-HQA3 M2 2.46% (LIBOR01M + 2.35%) 4/25/30	253,251	256,150
Total Agency Collateralized Mortgage Obligations (Cost $7,044,904)		6,781,665
AGENCY MORTGAGE-BACKED SECURITIES–0.50%
•Fannie Mae ARM
1.81% (LIBOR06M + 1.56%) 11/1/34	15,141	15,239
1.88% (LIBOR12M + 1.38%) 9/1/33	73,155	73,405
2.04% (LIBOR12M + 1.66%) 2/1/35	8,933	9,398
2.06% (LIBOR12M + 1.36%) 11/1/37	13,868	14,501
LVIP Global Income Fund–1

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae ARM (continued)
2.13% (LIBOR12M + 1.75%) 3/1/35	10,491	$ 10,485
2.17% (H15T1Y + 2.00%) 9/1/34	41,189	41,343
2.19% (LIBOR12M + 1.31%) 10/1/37	9,155	9,453
2.24% (H15T1Y + 2.12%) 10/1/32	18,218	18,211
2.27% (H15T1Y + 2.12%) 7/1/34	15,731	15,891
2.27% (LIBOR12M + 1.88%) 1/1/37	3,029	3,178
2.27% (LIBOR12M + 1.90%) 1/1/37	38,108	38,796
2.48% (LIBOR12M + 1.85%) 8/1/36	7,443	7,490
2.58% (H15T1Y + 2.21%) 9/1/33	31,906	31,788
2.66% (H15T1Y + 2.26%) 6/1/35	216,006	215,713
2.72% (LIBOR12M + 1.84%) 5/1/38	12,966	12,995
2.83% (LIBOR12M + 1.86%) 6/1/36	11,594	12,314
3.38% (LIBOR12M + 1.49%) 4/1/38	18,987	19,136
3.44% (LIBOR12M + 1.69%) 5/1/36	1,398	1,413
3.70% (H15T1Y + 2.21%) 4/1/34	119,007	120,580
Fannie Mae S.F. 15 yr TBA 2.00% 4/19/36	2,547,000	2,613,916
•Freddie Mac ARM
1.83% (LIBOR06M + 1.58%) 1/1/36	4,741	4,936
2.38% (H15T1Y + 2.25%) 10/1/34	5,541	5,537
2.41% (H15T1Y + 2.28%) 1/1/35	78,445	79,209
2.45% (LIBOR12M + 2.07%) 11/1/36	7,073	7,564
2.53% (H15T1Y + 2.41%) 11/1/33	5,965	6,171
2.54% (H15T1Y + 2.23%) 1/1/35	77,387	82,305
2.66% (H15T1Y + 2.25%) 3/1/34	3,545	3,664
2.74% (H15T1Y + 2.39%) 8/1/31	8,347	8,400
2.83% (H15T1Y + 2.45%) 7/1/36	57,887	58,001
2.99% (LIBOR12M + 1.88%) 5/1/38	6,011	6,117
3.23% (LIBOR12M + 1.87%) 5/1/38	269,826	271,754
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac ARM (continued)
3.35% (H15T1Y + 2.44%) 4/1/30	32,100	$ 32,201
3.58% (LIBOR12M + 1.83%) 4/1/38	28,954	29,088
Freddie Mac REMICs 3.50% 3/15/43	20,987	21,333
Total Agency Mortgage-Backed Securities (Cost $3,935,618)		3,901,525
ΔCORPORATE BONDS–3.52%
Brazil–0.04%
Braskem Netherlands Finance 4.50% 1/31/30	300,000	301,401
		301,401
Canada–0.09%
Canadian Natural Resources 2.95% 1/15/23	300,000	311,347
Manulife Financial 2.48% 5/19/27	400,000	414,818
		726,165
Chile–0.03%
Cencosud 4.38% 7/17/27	200,000	220,886
		220,886
China–0.11%
Alibaba Group Holding 3.60% 11/28/24	400,000	434,267
Tencent Holdings
1.81% 1/26/26	200,000	200,619
2.99% 1/19/23	200,000	207,479
		842,365
France–0.07%
μBNP Paribas 2.22% 6/9/26	200,000	205,083
Dexia Credit Local 2.38% 9/20/22	300,000	308,812
		513,895
Germany–0.03%
Bayer US Finance 3.88% 12/15/23	200,000	215,539
		215,539
Japan–0.02%
Takeda Pharmaceutical 2.05% 3/31/30	200,000	192,758
		192,758
Macau–0.01%
Wynn Macau 5.63% 8/26/28	100,000	104,530
		104,530

LVIP Global Income Fund–2

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Mexico–0.01%
Petroleos Mexicanos 6.88% 10/16/25	40,000	$ 43,320
		43,320
Netherlands–0.02%
InterGen 7.00% 6/30/23	200,000	193,000
		193,000
Norway–0.08%
Aker 4.75% 6/15/24	200,000	205,113
Equinor 1.75% 1/22/26	200,000	204,687
Yara International 3.15% 6/4/30	200,000	205,933
		615,733
Philippines–0.03%
BDO Unibank 2.95% 3/6/23	200,000	207,000
		207,000
Portugal–0.02%
EDP Finance 1.71% 1/24/28	200,000	192,786
		192,786
Republic of Korea–0.09%
Harvest Operations 4.20% 6/1/23	100,000	107,389
Korea East-West Power 3.88% 7/19/23	200,000	215,075
SK Hynix 1.50% 1/19/26	400,000	393,632
		716,096
South Africa–0.00%
@K2016470219 South Africa PIK 3.00% 12/31/22	102,161	102
		102
Spain–0.04%
Banco Santander 5.18% 11/19/25	300,000	340,343
		340,343
United Kingdom–0.27%
Avon Products 6.50% 3/15/23	200,000	213,000
BP Capital Markets 3.51% 3/17/25	400,000	435,995
μHSBC Holdings
1.65% 4/18/26	300,000	300,184
2.01% 9/22/28	300,000	294,797
2.85% 6/4/31	400,000	400,038
Imperial Brands Finance 4.25% 7/21/25	400,000	439,724
		2,083,738
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States–2.56%
AbbVie
2.30% 11/21/22	300,000	$ 308,699
3.45% 3/15/22	600,000	613,827
Altria Group 2.35% 5/6/25	200,000	207,327
American Airlines 5.50% 4/20/26	100,000	104,069
@Anagram International 10.00% 8/15/26	12,083	11,841
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	400,000	444,522
Anthem 2.38% 1/15/25	100,000	104,512
Apache 4.63% 11/15/25	100,000	103,030
AT&T
2.30% 6/1/27	200,000	204,402
3.95% 1/15/25	400,000	440,506
Athene Global Funding 2.80% 5/26/23	600,000	625,902
μBank of America 3.55% 3/5/24	500,000	527,537
Berkshire Hathaway Energy 4.05% 4/15/25	400,000	441,356
Boeing 2.20% 2/4/26	300,000	299,070
Bristol-Myers Squibb 2.75% 2/15/23	200,000	208,564
Caesars Resort Collection 5.25% 10/15/25	100,000	100,368
Caterpillar Financial Services 1.45% 5/15/25	100,000	101,364
CCO Holdings Capital 4.00% 3/1/23	200,000	201,963
Cheniere Corpus Christi Holdings 5.88% 3/31/25	170,000	193,725
Chevron 1.55% 5/11/25	200,000	204,081
Cigna 4.13% 11/15/25	400,000	446,002
μCitigroup 2.57% 6/3/31	600,000	599,531
Clear Channel International 6.63% 8/1/25	200,000	209,022
Clear Channel Outdoor Holdings 7.75% 4/15/28	100,000	98,900
Clear Channel Worldwide Holdings 9.25% 2/15/24	101,000	105,070
Comcast 3.38% 2/15/25	400,000	435,234
CommScope Technologies 6.00% 6/15/25	100,000	102,005
Community Health Systems 8.13% 6/30/24	100,000	104,905
Crown Americas 4.50% 1/15/23	200,000	210,375
CVS Health 3.70% 3/9/23	28,000	29,715
Delta Air Lines
2.90% 10/28/24	65,000	64,994
4.50% 10/20/25	200,000	213,480
DISH DBS
5.88% 7/15/22	100,000	104,450

LVIP Global Income Fund–3

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
DISH DBS (continued)
5.88% 11/15/24	200,000	$ 209,164
Dollar Tree 3.70% 5/15/23	500,000	530,799
Duke Energy 2.45% 6/1/30	100,000	98,676
EI du Pont de Nemours and Co 1.70% 7/15/25	200,000	203,331
Energy Transfer Operating 4.75% 1/15/26	300,000	333,104
EnLink Midstream Partners 4.40% 4/1/24	200,000	201,600
Enterprise Products Operating 3.75% 2/15/25	300,000	328,749
FedEx 4.00% 1/15/24	300,000	326,094
Fiserv 2.25% 6/1/27	190,000	194,220
Flex 3.75% 2/1/26	300,000	321,899
FLIR Systems 2.50% 8/1/30	50,000	48,952
Genting New York 3.30% 2/15/26	200,000	199,655
Goodyear Tire & Rubber 5.13% 11/15/23	200,000	200,690
Honeywell International 1.35% 6/1/25	200,000	202,887
International Game Technology 4.13% 4/15/26	200,000	205,516
JPMorgan Chase & Co 3.38% 5/1/23	300,000	317,534
Kinder Morgan 4.30% 6/1/25	400,000	446,687
Live Nation Entertainment 3.75% 1/15/28	100,000	98,625
Manitowoc 9.00% 4/1/26	100,000	107,875
Marriott International 5.75% 5/1/25	180,000	206,549
Mauser Packaging Solutions Holding 5.50% 4/15/24	100,000	101,375
Metropolitan Life Global Funding
3.38% 1/11/22	200,000	204,801
3.88% 4/11/22	300,000	311,025
MPLX 4.88% 6/1/25	400,000	450,539
Navistar International 9.50% 5/1/25	100,000	109,875
NCL 5.88% 3/15/26	100,000	101,000
Netflix
3.63% 6/15/25	100,000	106,582
5.75% 3/1/24	200,000	224,288
Occidental Petroleum 3.45% 7/15/24	200,000	200,000
OI European Group 4.00% 3/15/23	100,000	102,500
Owens-Brockway Glass Container 5.88% 8/15/23	100,000	107,125
•Party City Holdings 5.75% (LIBOR06M + 5.00%) 7/15/25	21,765	20,024
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Providence Service 5.88% 11/15/25	100,000	$ 105,250
PSEG Power 3.00% 6/15/21	500,000	501,214
Quest Diagnostics 2.80% 6/30/31	600,000	609,855
Royalty Pharma 1.75% 9/2/27	100,000	97,109
Sabine Pass Liquefaction 5.75% 5/15/24	100,000	112,835
Sanchez Energy 7.75% 6/15/21	150,000	187
Simon Property Group 3.38% 10/1/24	300,000	322,574
Sprint Spectrum 3.36% 3/20/23	25,000	25,187
SVB Financial Group 3.13% 6/5/30	100,000	103,872
T-Mobile USA 3.50% 4/15/25	400,000	431,552
TransDigm 6.25% 3/15/26	100,000	106,020
♦United Airlines Pass Through Trust 4.88% 7/15/27	50,000	51,875
United Parcel Service 3.90% 4/1/25	400,000	442,687
Univision Communications 5.13% 2/15/25	300,000	303,750
VICI Properties 3.50% 2/15/25	400,000	407,250
Walt Disney 1.75% 1/13/26	200,000	204,564
μWells Fargo & Co.
2.19% 4/30/26	400,000	412,832
2.39% 6/2/28	200,000	204,979
Williams
3.50% 11/15/30	100,000	106,008
4.00% 9/15/25	100,000	109,649
4.55% 6/24/24	100,000	110,205
Willis North America 2.95% 9/15/29	100,000	103,261
		19,864,803
Total Corporate Bonds (Cost $27,167,381)		27,374,460
MUNICIPAL BONDS–0.49%
City & County Honolulu Wastewater System Revenue (Refunding Taxable Junior Second Bond) B 2.23% 7/1/24	125,000	130,983
Massachusetts State College Building Authority (Revenue Refunding Taxable Series C) 2.26% 5/1/26	135,000	141,502
Metropolitan Transportation Authority
4.00% 11/15/45	75,000	83,607
5.00% 9/1/22	390,000	413,290

LVIP Global Income Fund–4

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
San Jose California Redevelopment Agency Successor Agency
Senior Series A-T 2.48% 8/1/21	90,000	$ 90,657
Senior Series A-T 2.63% 8/1/22	300,000	309,103
State of California (Taxable Construction Group A) GO 2.38% 10/1/26	940,000	994,994
State of Illinois 5.10% 6/1/33	100,000	112,586
State of New Jersey (Covid 19 Emergency) Series A GO 3.00% 6/1/32	65,000	72,362
State of New York (Refunding Taxable) GO Series B 2.12% 2/15/25	790,000	831,036
State of Oregon Department of Transportation (Highway User Tax Revenue Refunding Taxable Senior Lien Series B) 2.18% 11/15/25	185,000	195,084
Texas State Transportation Commission (Highway Improvement) Series A 5.00% 4/1/21	180,000	180,000
Texas State University System (Financing Revenue Refunding Taxable System Series B) 2.35% 3/15/26	250,000	263,452
Total Municipal Bonds (Cost $3,634,312)		3,818,656
NON-AGENCY ASSET-BACKED SECURITIES–2.30%
•American Express Credit Account Master Trust Series 2018-9 A 0.49% (LIBOR01M + 0.38%) 4/15/26	750,000	754,085
American Homes 4 Rent Series 2015-SFR1 A 3.47% 4/17/52	311,983	333,010
•Apidos CLO Series 2021-35A A 1.24% (LIBOR03M + 1.05%) 4/20/34	784,000	784,804
•Ares European CLO 0.92% (EURIBOR03M + 0.92%) 4/17/32	250,000	293,706
•Bain Capital Credit CLO Series 2020-4A B 2.11% (LIBOR03M + 1.95%) 10/20/33	250,000	251,980
•BCC Middle Market CLO Series 2018-1A A2 2.37% (LIBOR03M + 2.15%) 10/20/30	250,000	250,018
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Blackrock European CLO Series 9A A 0.90% (EURIBOR03M + 0.90%) 12/15/32	250,000	$ 293,603
•BlueMountain CLO
Series 2018-1A B 1.91% (LIBOR03M + 1.70%) 7/30/30	272,725	271,519
Series 2018-23A B 1.92% (LIBOR03M + 1.70%) 10/20/31	500,000	500,048
•BlueMountain Fuji EUR CLO Series 5A B 1.55% (EURIBOR03M + 1.55%) 1/15/33	250,000	293,182
Capital One Multi-Asset Execution Trust Series 2017-A6 A6 2.29% 7/15/25	600,000	617,868
•Carlyle GMS Finance MM CLO Series 2015-1A A2R 2.44% (LIBOR03M + 2.20%) 10/15/31	250,000	250,018
•Carlyle US CLO Series 2021-1A A1 1.33% (LIBOR03M + 1.14%) 4/15/34	726,000	726,441
CF Hippolyta Series 2020-1 A1 1.69% 7/15/60	124,069	124,997
•Discover Card Execution Note Trust Series 2017-A1 A1 0.60% (LIBOR01M + 0.49%) 7/15/24	750,000	752,722
•Dryden 44 Euro CLO Series 2015-44A A1RR 0.88% (EURIBOR03M + 0.88%) 4/15/34	813,000	953,529
•Dryden 45 Senior Loan Fund Series 2016-45A A2R 1.64% (LIBOR03M + 1.40%) 10/15/30	1,000,000	1,000,077
•Eaton Vance CLO Series 2014-1RA C 2.34% (LIBOR03M + 2.10%) 7/15/30	250,000	250,019
FirstKey Homes Trust Series 2020-SFR2 A 1.27% 10/19/37	169,625	168,010
•GoldentTree Loan Management Series 2021-9A A 1.19% (LIBOR03M + 1.07%) 1/20/33	639,000	636,973
•Holland Park CLO Series 1A A1RR 0.92% (EURIBOR03M + 0.92%) 11/14/32	700,000	821,923
•LCM XXII Series 22A A2R 1.67% (LIBOR03M + 1.45%) 10/20/28	500,000	498,177

LVIP Global Income Fund–5

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Long Point Park CLO Series 2017-1A B 1.92% (LIBOR03M + 1.70%) 1/17/30	300,000	$ 297,633
•Madison Park Funding
Series 2014-14A BRR 1.92% (LIBOR03M + 1.70%) 10/22/30	250,000	250,025
Series 2016-22A CR 2.24% (LIBOR03M + 2.00%) 1/15/33	250,000	249,263
Series 2018-29A B 1.97% (LIBOR03M + 1.75%) 10/18/30	1,000,000	1,000,096
•Magnetite Xxix Series 2021-29A A 1.09% (LIBOR03M + 0.99%) 1/15/34	885,000	885,070
•Mill City Mortgage Loan Trust
Series 2017-3 A1 2.75% 1/25/61	231,951	236,584
Series 2018-1 A1 3.25% 5/25/62	279,959	288,709
Series 2018-4 A1B 3.50% 4/25/66	302,549	316,566
•Octagon Investment Partners Series 2018-1A A1B 1.32% (LIBOR03M + 1.10%) 1/20/31	250,000	248,398
•OHA Credit Partners VII Series 2012-7A AR3 1.26% (LIBOR03M + 1.07%) 2/20/34	726,000	723,224
•RAAC Trust Series 2004-SP1 AII 0.81% (LIBOR01M + 0.70%) 3/25/34	73,433	71,525
•RR 14 Series 2021-14A A1 1.31% (LIBOR03M + 1.12%) 4/15/36	950,000	950,969
•Sculptor CLO XXV Series 25A A1 1.48% (LIBOR03M + 1.27%) 1/15/31	435,000	434,997
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	336,344	342,086
Series 2018-3 A1 3.75% 5/25/58	378,958	398,844
Series 2018-4 A1 3.00% 6/25/58	283,209	295,343
Series 2019-1 A1 3.73% 3/25/58	76,342	80,884
Total Non-Agency Asset-Backed Securities (Cost $17,705,670)		17,896,925
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
•BRAVO Residential Funding Trust Series 2019-2 A3 3.50% 10/25/44	254,664	$ 265,319
♦•CHL Mortgage Pass-Through Trust Series 2004-11 2A1 2.63% 7/25/34	39,916	39,551
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.37% 4/19/34	97,877	96,596
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 2.71% 3/25/35	163,098	161,360
•JP Morgan Mortgage Trust Series 2004-A1 5A1 2.41% 2/25/34	112,892	112,234
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 0.85% (LIBOR01M + 0.74%) 3/25/28	14,395	14,179
•Morgan Stanley Mortgage Loan Trust
Series 2004-10AR 2A2 2.54% 11/25/34	61,035	61,360
Series 2004-8AR 4A2 2.61% 10/25/34	131,685	131,167
•New York Mortgage Trust Series 2005-3 M1 0.78% (LIBOR01M + 0.68%) 2/25/36	9,247	8,931
•Sequoia Mortgage Trust
Series 2004-10 A2 0.75% (LIBOR01M + 0.64%) 11/20/34	172,971	167,283
Series 2016-2 A4 3.50% 8/25/46	70,088	70,443
•Structured Asset Mortgage Investments II Trust Series 2003-AR4 A1 0.81% (LIBOR01M + 0.70%) 1/19/34	137,299	133,464
♦•WaMu Mortgage Pass Through Certificates Trust Series 2005-AR8 2AB2 0.95% (LIBOR01M + 0.42%) 7/25/45	66,877	66,412
•Wells Fargo Mortgage-Backed Securities Trust Series 2018-1 A3 3.50% 7/25/47	38,923	39,091
Total Non-Agency Collateralized Mortgage Obligations (Cost $1,353,916)		1,367,390

LVIP Global Income Fund–6

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.38%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30	282,000	$ 293,834
•BX Commercial Mortgage Trust
Series 2018-IND A 0.86% (LIBOR01M + 0.75%) 11/15/35	98,015	98,015
Series 2019-XL A 1.03% (LIBOR01M + 0.92%) 10/15/36	949,916	950,509
Series 2020-BXLP A 0.91% (LIBOR01M + 0.80%) 12/15/36	389,211	389,333
•BX Commercial Mortgage Trust 1.11% (LIBOR01M + 1.00%) 11/15/32	535,000	535,836
•COMM Mortgage Trust Series 2014-277P A 3.61% 8/10/49	170,000	182,088
•Commercial Mortgage Trust Series 2006-GG7 AJ 5.61% 7/10/38	66,162	58,884
•CSMC Trust Series 2014-IVR3 A1 3.50% 7/25/44	39,170	39,571
Wells Fargo Mortgage-Backed Securities Trust Series 2016-NXS6 A2 2.40% 11/15/49	378,000	379,900
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,908,814)		2,927,970
LOAN AGREEMENTS–0.71%
•AAdvantage Loyalty 5.50% (LIBOR03M + 4.75%) 4/20/28	22,996	23,536
•Adient 4.38% (LIBOR01M + 4.25%) 5/6/24	127,725	127,565
•ADMI 3.75% (LIBOR01M + 3.25%) 12/23/27	12,288	12,168
•AI Convoy 4.50% (LIBOR06M + 3.50%) 1/17/27	79,798	79,659
•Allegiant Travel Company 3.20% (LIBOR03M + 3.00%) 2/5/24	66,285	65,642
•Alliant Holdings Intermediate 3.36% (LIBOR01M + 3.25%) 5/9/25	77,023	76,015
•Altice France 1.00% (LIBOR03M + 4.00%) 8/14/26	9,868	9,834
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Amentum Government Services Holdings 5.50% (LIBOR03M + 4.75%) 1/29/27	10,000	$ 10,013
•Arches Buyer 3.75% (LIBOR01M + 3.25%) 12/6/27	12,941	12,837
•AssuredPartners 1.00% (LIBOR01M + 3.50%) 2/12/27	129,122	127,562
•Astoria Energy 4.50% (LIBOR03M + 3.50%) 12/10/27	3,769	3,767
•Asurion
3.11% (LIBOR01M + 3.00%) 11/3/23	39,697	39,565
3.36% (LIBOR01M + 3.25%) 12/23/26	23,660	23,495
3.36% (LIBOR01M + 3.25%) 7/31/27	29,622	29,393
5.36% (LIBOR01M + 5.25%) 1/31/28	1,240	1,262
•Athenahealth 4.45% (LIBOR03M + 4.25%) 2/11/26	91,133	91,209
•Avis Budget Car Rental 2.36% (LIBOR01M + 2.25%) 8/6/27	58,549	57,021
•Banijay Entertainment 3.85% (LIBOR01M + 3.75%) 3/1/25	67,592	66,803
•Barracuda Networks 4.50% (LIBOR03M + 3.75%) 2/12/25	12,964	12,945
•Bausch Health Companies 3.11% (LIBOR01M + 3.00%) 6/2/25	42,583	42,422
•Blackboard 7.00% (LIBOR03M + 6.00%) 6/30/24	144,698	144,083
•BWAY Holding Company 3.44% (LIBOR03M + 3.25%) 4/3/24	69,306	67,746
•Caesars Resort Collection
2.86% (LIBOR01M + 2.75%) 12/23/24	49,260	48,500
4.61% (LIBOR01M + 4.50%) 7/21/25	91,025	91,138
•Cardtronics 5.00% (LIBOR01M + 4.00%) 6/29/27	34,291	34,205
•CCI Buyer 4.75% (LIBOR03M + 4.00%) 12/17/27	5,221	5,226
•Cengage Learning 5.25% (LIBOR03M + 4.25%) 6/7/23	107,257	105,983

LVIP Global Income Fund–7

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Champ Acquisition Corporation 5.73% (LIBOR06M + 5.50%) 12/19/25	92,990	$ 92,707
•Citadel Securities LP 2.61% (LIBOR01M + 2.50%) 2/29/28	50,000	49,417
•Clear Channel Outdoor Holdings 3.71% (LIBOR03M + 3.50%) 8/21/26	89,320	85,673
•CNT Holdings I 4.50% (LIBOR06M + 3.75%) 11/8/27	5,392	5,377
•CommScope 3.36% (LIBOR01M + 3.25%) 4/6/26	75,042	74,483
•Coty 2.35% (LIBOR03M + 2.25%) 4/7/25	106,821	102,499
•Cushman & Wakefield U.S. Borrower 2.86% (LIBOR01M + 2.75%) 8/21/25	89,775	87,848
•Cyanco Intermediate Corporation 3.61% (LIBOR01M + 3.50%) 3/16/25	113,550	112,784
•DCert Buyer 4.11% (LIBOR01M + 4.00%) 10/16/26	59,698	59,541
•Diamond Sports Group 3.36% (LIBOR01M + 3.25%) 8/24/26	56,036	38,244
•Dun & Bradstreet Corporation 3.36% (LIBOR01M + 3.25%) 2/6/26	1,931	1,919
•Dynasty Acquisition
3.70% (LIBOR03M + 3.50%) 4/6/26	62,125	60,110
3.70% (LIBOR03M + 3.50%) 4/6/26	33,401	32,317
+•Edelman Financial Center 0.00% 4/7/28	70,000	69,562
•Epicor Software Corporation 4.00% (LIBOR01M + 3.25%) 7/30/27	54	54
•eResearchTechnology 5.50% (LIBOR01M + 4.50%) 2/4/27	19,523	19,532
•Fieldwood Energy
3.68% (LIBOR01M + 8.75%) 8/4/21	24,535	25,271
7.50% (PRIME + 4.25%) 4/11/22	205,792	78,201
=8.00% 3/31/26	22,026	21,585
•Gainwell Acquisition Corp 4.75% (LIBOR03M + 4.00%) 10/1/27	64,544	64,221
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Global Tel*Link Corporation 4.36% (LIBOR01M + 4.25%) 11/29/25	25,276	$ 23,737
•Great Outdoors Group 5.00% (LIBOR06M + 4.25%) 3/6/28	83,420	83,462
•Greeneden U.S. Holdings II 4.75% (LIBOR01M + 4.00%) 12/1/27	19,356	19,342
•Harbor Freight Tools USA 3.75% (LIBOR01M + 3.00%) 10/19/27	51,083	50,990
•Highline Aftermarket Acquisition 5.25% (LIBOR03M + 4.50%) 11/9/27	6,922	6,922
•Hyland Software 4.25% (LIBOR01M + 3.50%) 7/1/24	14,848	14,825
•Idera 4.50% (LIBOR03M + 3.75%) 2/4/28	8,853	8,785
+•IGT Holding IV AB 0.00% 3/23/28	32,967	32,843
•Illuminate Buyer
3.61% (LIBOR01M + 3.50%) 6/30/27	16,253	16,165
3.61% (LIBOR01M + 3.50%) 6/30/27	14,352	14,274
•INEOS Styrolution US Holding 3.25% (LIBOR03M + 2.75%) 1/29/26	18,825	18,755
•IRB Holding Corp 4.25% (LIBOR03M + 3.25%) 12/15/27	6,622	6,591
•Ivanti Software 5.75% (LIBOR03M + 4.75%) 12/1/27	20,000	20,058
•Jane Street Group 2.86% (LIBOR01M + 2.75%) 1/26/28	25,855	25,556
•Jefferies Finance LLC 4.50% (LIBOR01M + 3.75%) 9/30/27	15,949	15,810
•Jetblue Airways 6.25% (LIBOR03M + 5.25%) 6/17/24	9,903	10,126
•Kenan Advantage Group 1.00% 3/24/26	70,000	69,497
•Kestrel Bidco 4.00% (LIBOR06M + 3.00%) 12/11/26	29,700	28,781
•Klockner-Pentaplast of America 5.25% (LIBOR03M + 4.75%) 2/12/26	24,151	24,061
•KUEHG 4.75% (LIBOR03M + 3.75%) 2/21/25	39,897	38,955

LVIP Global Income Fund–8

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•LegalZoom.com 4.61% (LIBOR01M + 4.50%) 11/21/24	34,857	$ 34,682
•LogMeIn 4.85% (LIBOR01M + 4.75%) 8/31/27	76,537	76,274
•MH Sub I 4.75% (LIBOR01M + 3.75%) 9/13/24	8,785	8,776
•Mitchell International 4.75% (LIBOR01M + 4.25%) 11/29/24	59,700	59,745
•Navicure 4.11% (LIBOR01M + 4.00%) 10/22/26	29,700	29,682
•Navistar 3.62% (LIBOR01M + 3.50%) 11/6/24	124,692	124,661
•NIC Acquisition 4.50% (LIBOR06M + 3.75%) 12/29/27	9,709	9,701
•Onsite Rental Group Pty
5.50% (LIBOR01M + 4.50%) 10/26/22	88,583	76,181
6.10% (EURIBOR06M + 6.10%) 10/26/23	121,112	66,006
•Panther BF Aggregator 3.61% (LIBOR01M + 3.25%) 4/30/26	96,964	95,873
•Pathway Vet Alliance 3.86% (LIBOR01M + 3.75%) 3/31/27	97,344	96,634
•Peraton Holding
4.00% (LIBOR03M + 3.75%) 2/1/28	28,692	28,668
4.50% (LIBOR03M + 3.75%) 2/1/28	16,303	16,289
•Perforce Software 3.86% (LIBOR01M + 3.75%) 7/1/26	44,870	44,376
•PetSmart 4.50% (LIBOR03M + 3.75%) 2/12/28	12,404	12,376
•Phoenix Guarantor
3.36% (LIBOR01M + 3.25%) 3/5/26	36,620	36,186
4.25% (LIBOR01M + 3.75%) 3/5/26	29,925	29,663
•Pitney Bowes 4.11% (LIBOR01M + 4.00%) 3/12/28	60,124	59,999
•Playtika Holding 2.86% (LIBOR03M + 2.75%) 3/13/28	8,538	8,484
•Pluto Acquisition I 5.50% (LIBOR01M + 5.00%) 6/22/26	7,844	7,844
•Quest Software Holdings 4.46% (LIBOR03M + 4.25%) 5/16/25	69,644	69,470
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Radiate Holdco 4.25% (LIBOR01M + 3.50%) 9/25/26	10,107	$ 10,097
•Rent-A-Center 4.75% (LIBOR01M + 4.00%) 2/17/28	11,903	11,953
•Russell Investment US Institutional 3.75% (LIBOR06M + 2.75%) 6/1/23	115,125	114,645
•Securus Technologies Holdings 5.50% (LIBOR03M + 4.50%) 11/1/24	29,391	27,137
•Sedgwick Claims Management Services 3.36% (LIBOR01M + 3.25%) 12/31/25	29,923	29,495
•SkyMiles IP 4.75% (LIBOR03M + 3.75%) 10/20/27	22,073	23,155
•Staples 5.21% (LIBOR03M + 5.00%) 4/16/26	68,888	67,109
•Surf Holdings 3.68% (LIBOR03M + 3.50%) 3/5/27	62,031	61,376
•Syncsort Incorporated 4.25% 3/4/28	70,000	69,417
•Thor Industries 3.20% (LIBOR03M + 3.00%) 2/1/26	196,038	196,069
•Tibco Software 3.86% (LIBOR01M + 3.75%) 6/30/26	128,380	126,575
•Trico Group 8.50% (LIBOR03M + 7.50%) 2/2/24	59,241	60,178
•Triton Water Holdings 4.00% (LIBOR03M + 3.50%) 3/31/28	38,713	38,531
•Truck Hero 4.50% (LIBOR01M + 3.75%) 1/31/28	85,905	85,631
•U.S. Silica Company 5.00% (LIBOR01M + 4.00%) 5/1/25	30,000	28,913
•Ultimate Software Group 4.00% (LIBOR03M + 3.25%) 5/4/26	20,909	20,909
•Univision Communications 4.75% (LIBOR01M + 3.75%) 3/15/26	84,278	84,135
•Varsity Brands 4.50% (LIBOR01M + 3.50%) 12/15/24	84,496	81,629
•Ventia Deco 5.00% (LIBOR03M + 4.00%) 5/21/26	44,507	44,507
•Veritas US 6.00% (LIBOR03M + 5.00%) 9/1/25	45,065	45,102
•Verscend Holding 4.61% (LIBOR01M + 4.50%) 8/27/25	29,696	29,662

LVIP Global Income Fund–9

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Vertical Midco GmbH 4.48% (LIBOR06M + 4.25%) 7/30/27		47,244	$ 47,315
+•Virgin Media Bristol LLC 2.25% 1/31/29		6,084	6,068
•Wand NewCo 3.11% (LIBOR01M + 3.00%) 2/5/26		52,530	51,841
•William Morris Endeavor Entertainment 2.90% (LIBOR01M + 2.75%) 5/18/25		59,947	56,442
•WOOF Holdings 4.50% (LIBOR03M + 3.75%) 12/21/27		7,103	7,067
•Zayo Group Holdings 3.11% (LIBOR01M + 3.00%) 3/9/27		89,302	88,519
Total Loan Agreements (Cost $5,695,749)			5,525,521
ΔSOVEREIGN BONDS–46.63%
Australia–1.98%
Australia Government Bonds
3.00% 3/21/47	AUD	3,600,000	2,907,893
3.25% 4/21/25	AUD	6,000,000	5,059,683
4.75% 4/21/27	AUD	5,500,000	5,098,488
5.75% 5/15/21	AUD	3,000,000	2,292,717
			15,358,781
Austria–0.86%
Republic of Austria Government Bond 6.25% 7/15/27	EUR	4,000,000	6,688,584
			6,688,584
Brazil–0.02%
Brazilian Government International Bond 8.75% 2/4/25		110,000	136,044
			136,044
Byelorussian Ssr–0.03%
Republic of Belarus International Bond 7.63% 6/29/27		200,000	204,830
			204,830
Colombia–0.03%
Colombia Government International Bond 8.13% 5/21/24		220,000	262,282
			262,282
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Dominican Republic–0.02%
Dominican Republic International Bond 8.90% 2/15/23	DOP	8,000,000	$ 145,020
			145,020
Egypt–0.03%
Egypt Government International Bond 5.75% 5/29/24		200,000	209,676
			209,676
Finland–0.99%
Finland Government Bond 0.50% 9/15/27	EUR	6,200,000	7,719,781
			7,719,781
France–3.15%
French Republic Government Bond O.A.T.
1.25% 5/25/36	EUR	3,000,000	4,009,367
1.25% 5/25/36	EUR	1,000,000	1,336,456
1.50% 5/25/31	EUR	14,130,000	19,145,865
			24,491,688
Germany–2.97%
Bundesobligation 0.01% 4/5/24	EUR	3,900,000	4,673,837
Bundesrepublik Deutschland Bundesanleihe
0.50% 8/15/27	EUR	3,650,000	4,576,915
2.50% 7/4/44	EUR	3,500,000	6,364,787
4.00% 1/4/37	EUR	2,250,000	4,342,947
4.25% 7/4/39	EUR	1,500,000	3,132,449
			23,090,935
Ghana–0.25%
Ghana Government Bonds
16.25% 5/17/21	GHS	170,000	29,389
17.60% 11/28/22	GHS	100,000	17,518
18.75% 1/24/22	GHS	1,280,000	225,458
19.00% 11/2/26	GHS	3,850,000	669,576
19.75% 3/25/24	GHS	1,280,000	231,900
19.75% 3/15/32	GHS	3,850,000	665,371
24.50% 6/21/21	GHS	50,000	8,782
24.75% 7/19/21	GHS	150,000	26,521
Republic of Ghana Government Bonds
17.60% 2/20/23	GHS	150,000	26,247
18.30% 3/2/26	GHS	150,000	25,681
			1,926,443
Hungary–0.02%
Hungary Government International Bond 5.38% 2/21/23		140,000	152,642
			152,642

LVIP Global Income Fund–10

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
India–0.19%
India Government Bond
8.13% 9/21/22	INR	12,000,000	$ 173,155
8.33% 7/9/26	INR	75,000,000	1,119,989
8.83% 11/25/23	INR	11,060,000	165,657
			1,458,801
Indonesia–1.34%
Indonesia Government International Bond 3.70% 1/8/22		260,000	265,941
Indonesia Treasury Bond
5.50% 4/15/26	IDR	54,350,000,000	3,672,601
5.63% 5/15/23	IDR	545,000,000	38,004
6.50% 6/15/25	IDR	89,423,000,000	6,298,211
8.38% 3/15/24	IDR	1,642,000,000	121,648
			10,396,405
Iraq–0.03%
Iraq International Bond 5.80% 1/15/28		218,750	206,618
			206,618
Italy–5.26%
Italy Buoni Poliennali Del Tesoro
0.05% 4/15/21	EUR	2,500,000	2,931,996
0.95% 3/1/23	EUR	5,000,000	6,010,521
1.45% 5/15/25	EUR	5,500,000	6,859,261
2.00% 2/1/28	EUR	7,500,000	9,813,810
2.95% 9/1/38	EUR	7,650,000	11,406,824
4.75% 9/1/44	EUR	2,000,000	3,862,818
			40,885,230
Japan–13.45%
Japan Government 10 yr Bonds 0.10% 6/20/26	JPY	1,940,000,000	17,682,953
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	2,350,000,000	20,834,509
1.50% 3/20/34	JPY	1,035,000,000	10,864,859
1.60% 6/20/30	JPY	300,000,000	3,092,201
1.90% 6/20/25	JPY	456,000,000	4,467,668
Japan Government 30 yr Bonds
0.30% 6/20/46	JPY	1,865,000,000	15,693,960
1.70% 9/20/44	JPY	1,200,000,000	13,549,786
Japan Government 5 yr Bonds 0.10% 6/20/21	JPY	550,000,000	4,969,149
^Japan Treasury Discount Bill
0.00% 4/12/21	JPY	280,500,000	2,533,381
0.00% 5/25/21	JPY	316,800,000	2,861,591
0.00% 6/10/21	JPY	57,100,000	515,797
0.00% 6/16/21	JPY	36,900,000	333,331
0.00% 8/10/21	JPY	322,000,000	2,909,244
0.00% 8/25/21	JPY	106,400,000	961,366
0.00% 9/27/21	JPY	64,000,000	578,335
0.00% 11/22/21	JPY	126,750,000	1,145,613
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
^Japan Treasury Discount Bill (continued)
0.00% 12/20/21	JPY	162,500,000	$ 1,468,891
			104,462,634
Kazakhstan–0.03%
Kazakhstan Government International Bond 3.88% 10/14/24		240,000	263,134
			263,134
Malaysia–0.65%
Malaysia Government Bonds
3.90% 11/30/26	MYR	6,000,000	1,524,514
3.90% 11/16/27	MYR	2,750,000	698,757
4.18% 7/15/24	MYR	6,000,000	1,527,015
4.25% 5/31/35	MYR	5,250,000	1,282,256
			5,032,542
Mexico–4.32%
Mexican Bonos
6.50% 6/10/21	MXN	1,570,000	77,055
6.50% 6/9/22	MXN	79,738,000	3,978,181
6.75% 3/9/23	MXN	3,487,000	176,274
7.25% 12/9/21	MXN	82,500,000	4,107,745
7.50% 6/3/27	MXN	107,500,000	5,601,497
7.75% 11/23/34	MXN	122,900,000	6,317,118
8.00% 12/7/23	MXN	56,775,000	2,960,816
8.00% 11/7/47	MXN	200,000,000	10,037,525
Mexico Government International Bond 4.15% 3/28/27		300,000	332,643
			33,588,854
Netherlands–3.25%
Netherlands Government Bond
0.25% 7/15/29	EUR	11,850,000	14,560,192
0.50% 1/15/40	EUR	3,500,000	4,358,064
2.75% 1/15/47	EUR	3,300,000	6,307,388
			25,225,644
Norway–0.59%
Norway Government Bond
1.50% 2/19/26	NOK	20,370,000	2,430,068
3.00% 3/14/24	NOK	3,173,000	395,288
3.75% 5/25/21	NOK	14,951,000	1,755,999
			4,581,355
Peru–0.03%
Peruvian Government International Bond 2.78% 1/23/31		200,000	200,042
			200,042

LVIP Global Income Fund–11

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland–0.02%
Republic of Poland Government International Bond 5.00% 3/23/22		180,000	$ 187,875
			187,875
Republic of Korea–2.02%
Korea Monetary Stab Bond 0.87% 2/2/23	KRW	730,000,000	644,325
Korea Treasury Bond
1.25% 12/10/22	KRW	540,000,000	479,910
1.38% 12/10/29	KRW	6,518,700,000	5,488,812
1.88% 3/10/22	KRW	4,089,000,000	3,651,838
2.00% 12/10/21	KRW	4,335,000,000	3,867,295
3.38% 9/10/23	KRW	1,004,000,000	935,486
3.50% 3/10/24	KRW	702,000,000	661,153
			15,728,819
Russia–0.03%
Russian Foreign Bond - Eurobond 4.88% 9/16/23		200,000	217,900
			217,900
Singapore–3.03%
Singapore Government Bonds
2.38% 6/1/25	SGD	13,170,000	10,402,264
2.88% 9/1/30	SGD	16,100,000	13,143,426
			23,545,690
South Africa–0.03%
Republic of South Africa Government International Bond 5.88% 9/16/25		230,000	253,630
			253,630
Sweden–0.58%
^Sweden Treasury Bill
0.00% 6/16/21	SEK	17,150,000	1,964,374
0.00% 9/15/21	SEK	22,110,000	2,533,586
			4,497,960
Tunisia–0.02%
Banque Centrale de Tunisie International Bond 5.75% 1/30/25		200,000	174,054
			174,054
Turkey–0.03%
Turkey Government International Bond 6.38% 10/14/25		250,000	247,350
			247,350
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ukraine–0.03%
Ukraine Government International Bond 7.38% 9/25/32		200,000	$ 201,012
			201,012
United Kingdom–1.33%
United Kingdom Gilt
4.25% 12/7/27	GBP	4,250,000	7,283,156
4.50% 9/7/34	GBP	1,550,000	3,044,352
			10,327,508
Uruguay–0.02%
Uruguay Government International Bond 3.70% 6/26/37	UYU	6,672,949	168,372
			168,372
Total Sovereign Bonds (Cost $346,795,058)			362,238,135
SUPRANATIONAL BANKS–3.22%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	12,521,968
Banque Ouest Africaine de Developpement 5.00% 7/27/27		200,000	220,900
European Investment Bank 2.15% 1/18/27	JPY	1,200,000,000	12,234,354
Total Supranational Banks (Cost $23,975,044)			24,977,222
U.S. TREASURY OBLIGATIONS–34.15%
≠^U.S. Treasury Bills 0.00% 6/17/21		260,000	259,992
U.S. Treasury Bonds
2.50% 2/15/46		7,900,000	8,051,828
3.13% 8/15/44		3,650,000	4,153,586
3.63% 8/15/43		8,000,000	9,819,063
4.50% 5/15/38		7,300,000	9,797,113
5.38% 2/15/31		14,500,000	19,397,715
U.S. Treasury Inflation Indexed Bonds
0.13% 7/15/26		545,565	596,207
0.38% 7/15/23		337,164	360,956
0.63% 1/15/26		440,292	489,573
U.S. Treasury Notes
0.13% 8/31/22		26,400,000	26,400,000
0.13% 8/15/23		23,000,000	22,946,992
1.13% 9/30/21		154,000	154,818
1.38% 6/30/23		3,400,000	3,489,250
1.50% 9/30/21		570,000	574,141
1.50% 2/28/23		1,600,000	1,640,750
1.50% 11/30/24		950,000	982,285
1.63% 8/15/22		19,309,000	19,706,494
1.63% 11/15/22		4,300,000	4,402,965
1.63% 4/30/23		4,200,000	4,325,344

LVIP Global Income Fund–12

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.63% 5/31/23	1,700,000	$ 1,752,262
1.63% 2/15/26	18,000,000	18,614,531
×1.75% 5/15/22	5,000,000	5,092,188
1.88% 1/31/22	7,000,000	7,105,547
2.00% 2/15/25	930,000	979,515
2.00% 8/15/25	19,500,000	20,547,363
2.13% 8/15/21	6,000,000	6,046,875
2.13% 12/31/21	375,000	380,786
2.13% 5/15/25	1,100,000	1,164,367
2.50% 5/15/24	18,500,000	19,716,953
2.63% 2/28/23	1,500,000	1,570,371
2.75% 5/31/23	3,200,000	3,376,500
2.75% 2/28/25	15,900,000	17,209,266
2.75% 2/15/28	14,128,400	15,410,442
2.88% 10/31/23	4,100,000	4,375,149
2.88% 11/30/23	3,900,000	4,168,734
2.88% 5/31/25	250,000	272,373
Total U.S. Treasury Obligations (Cost $257,752,684)		265,332,294

	Number of Shares
COMMON STOCK–0.01%
=Appvion	5,591	96,906
=Holdco Class A	1,232,692	0
†Party City Holdco	2,214	12,841
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
=Remington Outdoor	17,991	$ 0
Total Common Stock (Cost $268,225)		109,747
WARRANTS–0.00%
=†Battalion Oil exp 10/08/22 exercise price USD 48	61	6
=Battalion Oil exp 10/08/22 exercise price USD 40	48	8
=Battalion Oil exp 10/08/22 exercise price USD 61	78	4
Total Warrants (Cost $0)		18
EXCHANGE-TRADED FUND–0.13%
Invesco Senior Loan ETF	46,000	1,017,980
Total Exchange-Traded Fund (Cost $1,032,221)		1,017,980
MONEY MARKET FUND–6.11%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	47,438,870	47,438,870
Total Money Market Fund (Cost $47,438,870)		47,438,870

TOTAL INVESTMENTS–99.20% (Cost $746,708,466)	770,708,378
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.80%	6,234,245
NET ASSETS APPLICABLE TO 66,993,451 SHARES OUTSTANDING –100.00%	$776,942,623

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
Δ Securities have been classified by country of origin.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
+ Delayed settlement. Interest rate to be determined upon settlement date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
^ Zero coupon security.
LVIP Global Income Fund–13

LVIP Global Income Fund
Schedule of Investments (continued)
≠ The rate shown is the effective yield at the time of purchase.
× Fully or partially pledged as collateral for derivatives.
† Non-income producing.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(64,663)	USD	46,160	4/13/21	$—	$(2,959)
BNP	EUR	(2,832,000)	USD	3,344,213	5/17/21	19,792	—
BNP	JPY	4,894,601	USD	(46,160)	4/13/21	—	(1,949)
BNP	JPY	345,640,000	USD	(3,308,003)	4/27/21	—	(185,481)
BNP	JPY	352,530,192	USD	(3,344,213)	5/17/21	—	(158,918)
BOA	CNH	8,940,540	USD	(1,360,369)	6/11/21	—	(5,883)
BOA	CNH	10,719,220	USD	(1,632,443)	6/15/21	—	(8,983)
BOA	EUR	(618,062)	USD	738,659	5/27/21	12,967	—
CITI	AUD	(850,365)	USD	667,229	8/23/21	21,011	—
CITI	CAD	2,720,000	USD	(2,123,341)	8/3/21	41,314	—
CITI	CNH	5,358,740	USD	(816,222)	6/11/21	—	(4,376)
CITI	CNH	8,461,500	USD	(1,289,018)	6/15/21	—	(7,497)
CITI	CNH	5,598,630	USD	(857,922)	7/14/21	—	(11,878)
CITI	EUR	(912,430)	USD	1,105,205	4/1/21	35,175	—
CITI	EUR	912,431	USD	(1,109,783)	4/1/21	—	(39,753)
CITI	EUR	(608,807)	USD	737,449	4/12/21	23,324	—
CITI	EUR	608,807	USD	(740,669)	4/12/21	—	(26,544)
CITI	EUR	(1,630,646)	USD	1,918,379	4/19/21	5,366	—
CITI	EUR	(146,969)	USD	172,692	5/5/21	214	—
CITI	EUR	(281,945)	USD	341,873	5/11/21	10,949	—
CITI	EUR	(2,145,000)	USD	2,557,194	5/24/21	38,831	—
CITI	EUR	(2,196,300)	USD	2,665,122	6/11/21	85,571	—
CITI	EUR	(1,743,632)	USD	2,123,341	8/3/21	73,042	—
CITI	INR	23,858,900	USD	(322,222)	5/10/21	1,604	—
CITI	INR	24,196,800	USD	(321,787)	6/8/21	5,219	—
CITI	INR	4,755,900	USD	(63,210)	6/9/21	1,055	—
CITI	INR	31,894,300	USD	(424,155)	9/8/21	1,674	—
CITI	JPY	70,496,095	USD	(667,229)	8/23/21	—	(29,610)
CITI	MXN	(100,348,000)	USD	4,991,022	4/13/21	88,495	—
CITI	MXN	(13,137,000)	USD	611,926	7/8/21	—	(23,825)
CITI	MXN	(20,527,000)	USD	972,782	8/23/21	—	(15,179)
GSI	CAD	453,800	USD	(354,878)	5/20/21	6,252	—
GSI	COP	8,770,000,000	USD	(2,383,023)	6/16/21	6,795	—
GSI	EUR	(294,139)	USD	346,555	4/6/21	1,575	—
GSI	EUR	294,139	USD	(357,361)	4/6/21	—	(12,382)
GSI	EUR	(357,851)	USD	425,378	4/29/21	5,473	—
GSI	EUR	(337,820)	USD	398,432	4/30/21	2,024	—
GSI	EUR	(291,991)	USD	354,878	5/20/21	12,094	—
HSBC	AUD	(297,499)	USD	212,410	4/13/21	—	(13,574)
HSBC	AUD	(297,501)	USD	228,776	6/11/21	2,738	—
HSBC	AUD	(2,364,910)	USD	1,845,500	6/16/21	48,635	—
HSBC	CAD	2,916,200	USD	(2,280,508)	11/2/21	40,491	—
HSBC	CNH	6,062,010	USD	(932,990)	4/14/21	—	(10,595)
HSBC	CNH	6,101,690	USD	(930,089)	6/16/21	—	(6,039)
HSBC	EUR	(1,879,250)	USD	2,217,919	4/13/21	13,529	—
HSBC	EUR	1,879,250	USD	(2,283,683)	4/13/21	—	(79,293)
HSBC	EUR	(461,000)	USD	543,918	4/16/21	3,124	—
HSBC	EUR	(520,000)	USD	613,457	4/30/21	3,273	—
HSBC	EUR	(282,055)	USD	336,520	5/27/21	5,347	—
HSBC	EUR	(510,210)	USD	609,921	6/25/21	10,499	—
HSBC	EUR	(1,530,581)	USD	1,856,336	8/18/21	55,952	—
HSBC	EUR	(510,204)	USD	621,762	10/25/21	20,632	—
LVIP Global Income Fund–14

LVIP Global Income Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HSBC	EUR	(1,868,413)	USD	2,280,508	11/2/21	$78,607	$—
HSBC	INR	12,844,200	USD	(173,770)	5/10/21	558	—
HSBC	INR	12,880,180	USD	(173,911)	6/11/21	87	—
HSBC	JPY	22,522,905	USD	(212,410)	4/13/21	—	(8,968)
HSBC	JPY	24,916,024	USD	(228,776)	6/11/21	—	(3,598)
HSBC	JPY	200,135,238	USD	(1,845,500)	6/16/21	—	(36,683)
HSBC	JPY	66,359,392	USD	(609,921)	6/25/21	—	(10,109)
HSBC	JPY	198,300,000	USD	(1,891,384)	8/5/21	—	(98,171)
HSBC	JPY	196,650,929	USD	(1,856,336)	8/18/21	—	(77,777)
HSBC	JPY	64,364,789	USD	(621,762)	10/25/21	—	(39,083)
HSBC	KRW	(880,000,000)	USD	768,224	4/20/21	—	(12,156)
HSBC	KRW	880,000,000	USD	(802,159)	4/20/21	—	(21,779)
HSBC	MXN	(20,889,000)	USD	999,555	6/24/21	—	(12,956)
HSBC	MXN	(3,890,269)	USD	186,883	6/29/21	—	(1,582)
HSBC	MXN	1,582,958	USD	(76,667)	6/29/21	20	—
HSBC	MXN	(65,020,000)	USD	3,155,315	8/5/21	19,215	—
JPMC	AUD	(486,666)	USD	349,733	4/13/21	—	(19,945)
JPMC	AUD	(607,748)	USD	480,770	5/25/21	19,036	—
JPMC	AUD	(1,340,000)	USD	1,045,409	6/16/21	27,273	—
JPMC	AUD	(409,000)	USD	308,711	6/17/21	—	(2,049)
JPMC	AUD	409,000	USD	(317,973)	6/17/21	—	(7,213)
JPMC	AUD	(170,000)	USD	131,762	7/6/21	2,587	—
JPMC	AUD	170,000	USD	(132,179)	7/6/21	—	(3,005)
JPMC	AUD	(486,667)	USD	349,309	7/13/21	—	(20,490)
JPMC	AUD	140,000	USD	(107,824)	7/28/21	—	(1,440)
JPMC	CAD	(120,000)	USD	95,171	6/24/21	—	(328)
JPMC	CAD	(450,000)	USD	352,303	7/8/21	—	(5,823)
JPMC	CAD	450,000	USD	(352,648)	7/8/21	5,478	—
JPMC	CNH	4,211,840	USD	(651,398)	5/20/21	—	(12,282)
JPMC	CNH	5,303,770	USD	(808,060)	6/11/21	—	(4,542)
JPMC	CNH	8,435,830	USD	(1,286,030)	6/15/21	—	(8,397)
JPMC	CNH	600,000	USD	(91,079)	9/17/21	—	(863)
JPMC	EUR	(835,708)	USD	1,021,829	4/19/21	41,408	—
JPMC	EUR	(7,347)	USD	8,732	5/24/21	106	—
JPMC	EUR	600,000	USD	(737,801)	6/22/21	—	(32,935)
JPMC	EUR	(744,185)	USD	885,982	6/22/21	11,729	—
JPMC	EUR	(220,000)	USD	263,297	8/31/21	4,441	—
JPMC	EUR	220,000	USD	(260,066)	8/31/21	—	(1,210)
JPMC	EUR	(852,788)	USD	1,028,253	9/16/21	24,486	—
JPMC	EUR	(827,995)	USD	1,013,356	9/20/21	38,684	—
JPMC	INR	32,734,500	USD	(442,867)	5/4/21	1,851	—
JPMC	INR	32,827,200	USD	(436,422)	9/7/21	1,919	—
JPMC	INR	14,172,700	USD	(189,647)	9/8/21	—	(424)
JPMC	JPY	184,103,800	USD	(1,795,303)	4/7/21	—	(132,463)
JPMC	JPY	(184,103,800)	USD	1,687,445	4/7/21	24,607	—
JPMC	JPY	37,073,477	USD	(349,733)	4/13/21	—	(14,861)
JPMC	JPY	352,027,220	USD	(3,362,584)	4/28/21	—	(182,325)
JPMC	JPY	50,519,331	USD	(480,770)	5/25/21	—	(24,273)
JPMC	JPY	113,369,346	USD	(1,045,409)	6/16/21	—	(20,780)
JPMC	JPY	37,103,800	USD	(335,714)	7/2/21	—	(313)
JPMC	JPY	37,028,540	USD	(349,309)	7/13/21	—	(14,548)
JPMC	JPY	198,300,000	USD	(1,896,038)	8/16/21	—	(102,606)
JPMC	JPY	55,800,000	USD	(516,896)	8/30/21	—	(12,161)
JPMC	KRW	124,000,000	USD	(112,146)	7/28/21	—	(2,169)
JPMC	MXN	1,745,000	USD	(85,365)	6/1/21	—	(577)
JPMC	MXN	(1,745,000)	USD	85,644	6/1/21	856	—
JPMC	NOK	8,643,600	USD	(1,021,829)	4/19/21	—	(11,240)
JPMC	NOK	1,865,000	USD	(221,473)	6/22/21	—	(3,434)
JPMC	NOK	8,643,600	USD	(1,028,253)	9/16/21	—	(17,807)
JPMC	NOK	16,562,800	USD	(1,903,085)	9/20/21	33,115	—
LVIP Global Income Fund–15

LVIP Global Income Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	SGD	(740,000)	USD	554,843	5/20/21	$4,882	$—
JPMC	SGD	740,000	USD	(558,596)	5/20/21	—	(8,635)
JPMC	SGD	150,000	USD	(112,952)	7/28/21	—	(1,497)
JPMC	TRY	365,000	USD	(44,312)	4/6/21	—	(306)
JPMC	TRY	(365,000)	USD	43,608	4/6/21	—	(398)
JPMC	TRY	605,000	USD	(63,752)	9/28/21	1,142	—
SSB	AUD	(21,378,500)	USD	16,536,417	4/30/21	295,597	—
SSB	AUD	878,500	USD	(686,503)	4/30/21	—	(19,124)
SSB	CAD	7,039,500	USD	(5,519,756)	4/30/21	82,176	—
SSB	EUR	(46,143,000)	USD	56,132,136	4/30/21	1,986,555	—
SSB	GBP	13,421,500	USD	(18,387,858)	4/30/21	116,890	—
SSB	JPY	(7,583,494,500)	USD	73,117,897	4/30/21	4,606,170	—
SSB	MXN	(121,741,000)	USD	6,009,379	4/30/21	72,560	—
SSB	MXN	10,412,500	USD	(500,149)	4/30/21	7,627	—
SSB	NOK	94,658,500	USD	(11,051,393)	4/30/21	15,893	—
SSB	PLN	41,333,000	USD	(11,053,673)	4/30/21	—	(593,251)
SSB	SGD	(24,473,000)	USD	18,457,303	4/30/21	267,309	—
SSB	SGD	582,000	USD	(437,547)	4/30/21	—	(4,966)
SSB	SGD	281,500	USD	(209,073)	4/30/21	157	—
SSB	SGD	(2,301,000)	USD	1,707,842	4/30/21	—	(2,417)
Total Foreign Currency Exchange Contracts						$8,497,057	$(2,258,677)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(86)	U.S. Treasury 10 yr Notes	$(11,260,625)	$(11,534,632)	6/21/21	$274,007	$—
(2)	U.S. Treasury 10 yr Ultra Notes	(287,375)	(297,194)	6/21/21	9,819	—
113	U.S. Treasury 2 yr Notes	24,942,102	24,963,674	6/30/21	—	(21,572)
Total Futures Contracts					$283,826	$(21,572)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Sold
ITRAXX.XO.35- Quarterly[3]	EUR 460,000	(1.00%)	6/20/26	$13,634	$12,893	$741	$—

LVIP Global Income Fund–16

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
CITI Avon Products Inc 5.00% 3/15/23-Quarterly	100,000	5.00%	3/20/23	$(6,674)	$(5,739)	$—	$(935)
CITI Avon Products Inc 7.00% 3/15/23-Quarterly	100,000	5.00%	3/20/23	(6,674)	(5,733)	—	(941)
CITI Nabors Industries 9.25% 1/15/2119-Quarterly	100,000	1.00%	12/20/21	3,332	916	2,416	—
CITI Nabors Industries 9.25% 1/15/2119-Quarterly	50,000	1.00%	12/20/21	1,666	443	1,223	—
CITI Nabors Industries 9.25% 1/15/2119-Quarterly	65,000	1.00%	12/20/21	2,166	899	1,267	—
					(9,214)	4,906	(1,876)
Protection Sold
MSC Air France-KLM 5%-Quarterly	EUR 15,000	5.00%	12/20/25	(106)	(43)	—	(63)
MSC Air France-KLM 5%-Quarterly	EUR 35,000	5.00%	12/20/25	(248)	100	—	(348)
CITI American Airlines Group 5%-Quarterly	65,000	5.00%	12/20/21	23	(3,174)	3,197	—
MSC Bespoke Pecan 5-10% -Quarterly	100,000	3.98%	12/20/21	(1,942)	—	—	(1,942)
MSC Bespoke Pecan 5-10%-Quarterly	100,000	4.10%	12/20/21	(2,004)	—	—	(2,004)
CITI Bespoke Phoenix 5-7%-Quarterly	100,000	2.90%	12/20/21	1,238	—	1,238	—
CITI Carnival 1%-Quarterly	65,000	1.00%	12/20/25	(7,616)	(9,608)	1,992	—
CITI Citibank 2.30% 6/20/21-Quarterly	155,000	2.30%	6/20/21	577	—	577	—
JPMC Macy's Retail Holdings 1%-Quarterly	65,000	1.00%	12/20/25	(8,410)	(11,444)	3,034	—
CITI Nabors Industries 9.25% 1/15/2119-Quarterly	100,000	1.00%	12/20/23	(21,324)	(7,691)	—	(13,633)
CITI Nabors Industries 9.25% 1/15/2119-Quarterly	50,000	1.00%	12/20/23	(10,662)	(3,760)	—	(6,902)
CITI Nabors Industries 9.25% 1/15/2119-Quarterly	65,000	1.00%	12/20/23	(13,860)	(6,072)	—	(7,788)
GSI Royal Caribbean Cruises 5%-Quarterly	65,000	5.00%	12/20/25	2,024	(4,291)	6,315	—
JPMC United Airlines Holdings 5%-Quarterly	65,000	5.00%	12/20/25	2,670	76	2,594	—
					(45,907)	18,947	(32,680)
					(55,121)	23,853	(34,556)
Total CDS Contracts					$(42,228)	$24,594	$(34,556)
LVIP Global Income Fund–17

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Currency Swap
Counterparty/ Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount Paid[2]	Notional Amount Received[2]	Floating Interest Rate Paid	Floating Interest Rate (Received)	Termination Date	Value Assets (Liability)	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M - EUR	EUR (750,000)	832,500	0.53%	(1.41%)	9/17/21	$ (46,580)	$ —	$ —	$(46,580)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M - EUR	EUR (450,000)	497,250	0.51%	(1.43%)	11/22/21	(29,809)	—	—	(29,809)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M - EUR	EUR (250,000)	277,500	0.66%	(1.50%)	12/12/21	(15,618)	—	—	(15,618)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M - EUR	EUR (813,000)	967,470	0.34%	(1.13%)	6/29/22	13,808	(1,097)	14,905	—
Total Currency Swap							$ (1,097)	$ 14,905	$ (92,007)
Swap Contract
Inflation Swap Contract
	Notional Amount[2]	Fixed Interest Rate Paid	Termination Date	Value	Unrealized Appreciation[1]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	1,100,000	(1.89%)	1/15/27	$38,410	$38,410
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2021.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The European Markit iTraxx indices trade 3, 5, 7 and 10-year maturities, and a new series is determined on the basis of liquidity every six months. The benchmark Markit iTraxx Europe index comprises 125 equally-weighted European names. The Markit iTraxx Crossover index comprises the 75 most liquid sub-investment grade entities. Total Return indices are calculated and published hourly for Markit iTraxx Europe, Asia and Crossover. These indices measure the performance of the respective on-the-run Markit iTraxx CDS contracts. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BNP–BNP Paribas
BOA–Bank of America
CAD–Canadian Dollar
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
COP–Colombia Peso
CPI-U–Consumer Price Index for All Urban Consumers
DOP–Dominican Republic Peso
LVIP Global Income Fund–18

LVIP Global Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
GBP–British Pound Sterling
GHS–Ghanaian Cedi
GO–Government Obligation
GSI–Goldman Sachs International
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PIK–Payment-in-kind
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
TBA–To be announced
TRY–Turkish New Lira
USD–United States Dollar
UYU–Uruguay Peso
yr–Year
See accompanying notes.
LVIP Global Income Fund–19

LVIP Global Income Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities, credit default swap contracts, total return swap contracts, inflation swap contracts, currency swaps and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Global Income Fund–20

LVIP Global Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$6,781,665	$—	$6,781,665
Agency Mortgage-Backed Securities	—	3,901,525	—	3,901,525
Corporate Bonds	—	27,374,460	—	27,374,460
Municipal Bonds	—	3,818,656	—	3,818,656
Non-Agency Asset-Backed Securities	—	17,896,925	—	17,896,925
Non-Agency Collateralized Mortgage Obligations	—	1,367,390	—	1,367,390
Non-Agency Commercial Mortgage-Backed Securities	—	2,927,970	—	2,927,970
Loan Agreements	—	5,503,936	21,585	5,525,521
Sovereign Bonds	—	362,238,135	—	362,238,135
Supranational Banks	—	24,977,222	—	24,977,222
U.S. Treasury Obligations	—	265,332,294	—	265,332,294
Common Stock	12,841	—	96,906	109,747
Warrants	—	—	18	18
Exchange-Traded Fund	1,017,980	—	—	1,017,980
Money Market Fund	47,438,870	—	—	47,438,870
Total Investments	$48,469,691	$722,120,178	$118,509	$770,708,378
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$8,497,057	$—	$8,497,057
Futures Contracts	$283,826	$—	$—	$283,826
Swap Contracts	$—	$77,909	$—	$77,909
Liabilities:
Foreign Currency Exchange Contracts	$—	$(2,258,677)	$—	$(2,258,677)
Futures Contract	$(21,572)	$—	$—	$(21,572)
Swap Contracts	$—	$(126,563)	$—	$(126,563)
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP Global Income Fund–21